Leases	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Leases	Leases

The Company leases locations through ground leases (the Company leases the land and owns the building) and through improved leases (the Company leases land and buildings). The operating leases are mainly related to restaurant and dessert center locations. The average of lease’s terms is about 15 years and, in many cases, include renewal options provided by the agreement or government’s regulations, as there are reasonably certain to be exercised. Typically, renewal options are considered reasonably assured of being exercised if the associated asset lives of the building or leasehold improvements exceed the initial lease term, and the sales performance of the restaurant remains strong. Therefore, its associated payments are included in the measurement of the right-of-use asset and lease liability. Although, certain leases contain purchase options, is not reasonably certain that the Company will exercise them. In addition, many agreements include escalations amounts that vary by reporting unit, for example, including fixed-rent escalations, escalations based on an inflation index, and fair value adjustments. According to rental terms, the Company pays monthly rent based on the greater of a fixed rent or a certain percentage of the Company’s gross sales. The lease agreements do not contain any material residual value guarantees or material restrictive covenants. Furthermore, the Company is the lessee under non-cancelable leases covering certain offices and warehouses.

The Company has elected not to separate non-lease components from lease components in its lessee portfolio. For most locations, the Company is obliged for the related occupancy costs, such as maintenance.

In addition, in March 2010, the Company entered into an aircraft operating lease agreement for a term of 8 years, which provides for quarterly payments of $690. The agreement includes a purchase option at the end of the lease term at fair market value and also an early purchase option at a fixed amount of $26,685 at maturity of the 24th quarterly payment. On December 22, 2017, the Company signed an amendment, extending the term of the aircraft operating lease for an additional 10 years, with quarterly payments (retroactively effective as of December 5, 2017) of $442. The Company was required to make a cash collateral deposit of $2,500 under this agreement.

At December 31, 2019, future minimum payments required under existing operating leases are:

	Restaurant	Other	Total (i)
2020	$143,982	$5,387	$149,369
2021	136,699	3,968	140,667
2022	130,637	2,822	133,459
2023	125,830	2,383	128,213
2024	121,880	2,258	124,138
Thereafter	976,397	8,017	984,414
Total minimum payment	$1,635,425	$24,835	$1,660,260
Lease discount			(728,531)
Operating lease liability			$931,729

(i)
The Company has certain leases subject to index adjustments. Historically, the Company has calculated and disclosed future minimum payments for these leases using the inflation index rate as of the end of the reporting period. As part of the adoption of ASC 842, the Company used the effective index rate at transition date in its disclosure and calculation of the lease liability. However, for leases entered into after January 1, 2019, the inflation index rate will be used to calculate the lease liability only when a lease modification occurs.

The Company maintains a few finance leases agreements, previously classified as capital leases. As of December 31, 2019 and 2018 the obligation amounts to $5,419 and $6,503 respectively, included within "Long-term debt" in the Consolidated Balance Sheet.

The following table is a summary of the Company´s components of lease cost for fiscal years 2019, 2018 and 2017:

Lease Expense	Statements of Income Location	2019	2018	2017
Operating lease expense - Minimum rentals:
Company-operated restaurants	Occupancy and other operating expenses	$(104,236)	$(105,358)	$(107,006)
Franchised restaurants	Franchised restaurants - occupancy expenses	(34,727)	(30,970)	(31,490)
General and administrative	General and administrative expenses	(7,614)	(7,610)	(9,319)
Subtotal		(146,577)	(143,938)	(147,815)
Variable lease expense - Contingent rentals based on sales:
Company-operated restaurants	Occupancy and other operating expenses	(29,562)	(33,921)	(41,499)
Franchised restaurants	Franchised restaurants - occupancy expenses	(12,878)	(14,595)	(23,221)
Subtotal		(42,440)	(48,516)	(64,720)
Total lease expense		$(189,017)	$(192,454)	$(212,535)

Other information	2019
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$135,788
Right-of-use assets obtained in exchange for new lease liabilities
Operating leases	118,285
Weighted-average remaining lease term (years)
Operating leases	8
Weighted-average discount rate
Operating leases	5%

Leases	Leases

The Company leases locations through ground leases (the Company leases the land and owns the building) and through improved leases (the Company leases land and buildings). The operating leases are mainly related to restaurant and dessert center locations. The average of lease’s terms is about 15 years and, in many cases, include renewal options provided by the agreement or government’s regulations, as there are reasonably certain to be exercised. Typically, renewal options are considered reasonably assured of being exercised if the associated asset lives of the building or leasehold improvements exceed the initial lease term, and the sales performance of the restaurant remains strong. Therefore, its associated payments are included in the measurement of the right-of-use asset and lease liability. Although, certain leases contain purchase options, is not reasonably certain that the Company will exercise them. In addition, many agreements include escalations amounts that vary by reporting unit, for example, including fixed-rent escalations, escalations based on an inflation index, and fair value adjustments. According to rental terms, the Company pays monthly rent based on the greater of a fixed rent or a certain percentage of the Company’s gross sales. The lease agreements do not contain any material residual value guarantees or material restrictive covenants. Furthermore, the Company is the lessee under non-cancelable leases covering certain offices and warehouses.

The Company has elected not to separate non-lease components from lease components in its lessee portfolio. For most locations, the Company is obliged for the related occupancy costs, such as maintenance.

In addition, in March 2010, the Company entered into an aircraft operating lease agreement for a term of 8 years, which provides for quarterly payments of $690. The agreement includes a purchase option at the end of the lease term at fair market value and also an early purchase option at a fixed amount of $26,685 at maturity of the 24th quarterly payment. On December 22, 2017, the Company signed an amendment, extending the term of the aircraft operating lease for an additional 10 years, with quarterly payments (retroactively effective as of December 5, 2017) of $442. The Company was required to make a cash collateral deposit of $2,500 under this agreement.

At December 31, 2019, future minimum payments required under existing operating leases are:

	Restaurant	Other	Total (i)
2020	$143,982	$5,387	$149,369
2021	136,699	3,968	140,667
2022	130,637	2,822	133,459
2023	125,830	2,383	128,213
2024	121,880	2,258	124,138
Thereafter	976,397	8,017	984,414
Total minimum payment	$1,635,425	$24,835	$1,660,260
Lease discount			(728,531)
Operating lease liability			$931,729

(i)
The Company has certain leases subject to index adjustments. Historically, the Company has calculated and disclosed future minimum payments for these leases using the inflation index rate as of the end of the reporting period. As part of the adoption of ASC 842, the Company used the effective index rate at transition date in its disclosure and calculation of the lease liability. However, for leases entered into after January 1, 2019, the inflation index rate will be used to calculate the lease liability only when a lease modification occurs.

The Company maintains a few finance leases agreements, previously classified as capital leases. As of December 31, 2019 and 2018 the obligation amounts to $5,419 and $6,503 respectively, included within "Long-term debt" in the Consolidated Balance Sheet.

The following table is a summary of the Company´s components of lease cost for fiscal years 2019, 2018 and 2017:

Lease Expense	Statements of Income Location	2019	2018	2017
Operating lease expense - Minimum rentals:
Company-operated restaurants	Occupancy and other operating expenses	$(104,236)	$(105,358)	$(107,006)
Franchised restaurants	Franchised restaurants - occupancy expenses	(34,727)	(30,970)	(31,490)
General and administrative	General and administrative expenses	(7,614)	(7,610)	(9,319)
Subtotal		(146,577)	(143,938)	(147,815)
Variable lease expense - Contingent rentals based on sales:
Company-operated restaurants	Occupancy and other operating expenses	(29,562)	(33,921)	(41,499)
Franchised restaurants	Franchised restaurants - occupancy expenses	(12,878)	(14,595)	(23,221)
Subtotal		(42,440)	(48,516)	(64,720)
Total lease expense		$(189,017)	$(192,454)	$(212,535)

Other information	2019
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$135,788
Right-of-use assets obtained in exchange for new lease liabilities
Operating leases	118,285
Weighted-average remaining lease term (years)
Operating leases	8
Weighted-average discount rate
Operating leases	5%